Post-Employment and Other Long-Term Employees Benefits - Pension Plan Asset Allocation (Detail)	Dec. 31, 2015	Dec. 31, 2014
Allocation of pension plan assets	100.00%	100.00%
Cash [Member]
Allocation of pension plan assets	3.00%	3.00%
Equity Securities [Member]
Allocation of pension plan assets	27.00%	28.00%
Bonds Securities Remunerating Interest [Member]
Allocation of pension plan assets	28.00%	28.00%
Real Estate [Member]
Allocation of pension plan assets	2.00%	2.00%
Investment Funds [Member]
Allocation of pension plan assets	19.00%	17.00%
Other [Member]
Allocation of pension plan assets	21.00%	22.00%